Taxation - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC		25.00%	25.00%	25.00%
Withholding income tax percentage		10.00%
Percentage of share holding in FIE		25.00%
Withholding tax amount		¥ 0	¥ 0
HONG KONG [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC	16.50%
HONG KONG [Member] | Inland Revenue, Hong Kong [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Withholding income tax percentage		5.00%
CHINA [Member] | State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC		25.00%
Preferential tax rate		15.00%
Assessable profits on the first HK$2 million [Member] | HONG KONG [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC	8.25%
Assessable profits in excess of HK$2 million [Member] | HONG KONG [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC	16.50%